Income Taxes - Schedule of Income Tax Provision (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Feb. 02, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2022
Income Taxes
Current state income tax	$ 703					$ 6,776	$ 6,079	$ 884
Deferred state income tax (benefit) expense	0					15,791	(4,132)	0
Total income tax expense	$ 703	$ 340	$ (2,657)	$ (10,150)	$ 1,593	$ 22,567	$ 1,947	$ 884